Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Schedule of Consolidated Financial Statements
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,950,000	$1,363,761	10/12/2023	10/11/2026	3.45%
Agricultural Bank		9,950,000	1,363,761	10/26/2023	10/25/2026	3.45%
Total	RMB	19,900,000	$2,727,522